Financial Instruments - Summary of Financial Liabilities Instalments Payable When Contractually Due (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	$ 1,296.5	$ 1,085.8
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,296.5
Long-term debt (including interest)	2,946.3
Lease liabilities (including interest)	281.8
Derivative financial instruments	8.6
Other financial liabilities	374.4
Total	4,907.6
Less than 1 year [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,296.5
Long-term debt (including interest)	105.9
Lease liabilities (including interest)	41.6
Derivative financial instruments	7.2
Other financial liabilities	341.4
Total	1,792.6
1-3 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	219.8
Lease liabilities (including interest)	73.6
Derivative financial instruments	1.4
Other financial liabilities	4.9
Total	299.7
4-5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	304.6
Lease liabilities (including interest)	56.0
Other financial liabilities	3.8
Total	364.4
More than 5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	2,316.0
Lease liabilities (including interest)	110.6
Other financial liabilities	24.3
Total	$ 2,450.9